Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair value measurements

The following tables present information about the Company’s assets measured at fair value on a recurring basis, and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	SEPTEMBER 30, 2020
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$16,334	$—	$—	$—	$16,334

	$16,334	$—	$—	$—	$16,334

	DECEMBER 31, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$2,789	$—	$—	$—	$2,789
Investments:
US Treasury bonds	73,065	—	73,065	—	—

	$75,854	$—	$73,065	$—	$2,789

(1)	Certain cash equivalents that are valued using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

As of September 30, 2020 and December 31, 2019, the Company’s cash equivalents consisted of money market funds invested in US Treasury securities with original maturities of less than 90 days from the date of purchase.

The fair value of the Company’s investments, which consisted of US Treasury bonds as of December 31, 2019 , were determined using Level 2 inputs. During the nine months ended September 30, 2020 and the year ended December 31, 2019, there were no transfers between Level 1, Level 2 and Level 3.

The fair value of the Company’s debt is classified as Level 2 for the periods presented and approximates its carrying value due to the variable interest rate.

3. Fair value measurements

The following tables present information about the Company’s assets measured at fair value on a recurring basis, and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	DECEMBER 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$17,508	$—	$—	$—	$17,508
Investments:
US Treasury bonds	70,771	—	70,771	—	—

	$88,279	$—	$70,771	$—	$17,508

	DECEMBER 31, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$2,789	$—	$—	$—	$2,789
Investments:
US Treasury bonds	73,065	—	73,065	—	—

	$75,854	$—	$73,065	$—	$2,789

(1)	Certain cash equivalents that are valued using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

As of December 31, 2018 and 2019, the Company’s cash equivalents consisted of money market funds invested in US Treasury securities with original maturities of less than 90 days from the date of purchase.

The fair value of the Company’s investments, which consisted of US Treasury bonds as of December 31, 2018 and 2019, were determined using Level 2 inputs. During the years ended December 31, 2018 and 2019, there were no transfers between Level 1, Level 2 and Level 3.